FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES	12 Months Ended
Jun. 30, 2019
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES [Abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES
20.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

(a)	Overview

The Group’s principal financial instruments comprise receivables, payables, loans and borrowings, security deposits, cash and short-term deposits. The main risks arising from the Group’s financial instruments are credit risk, liquidity risk, interest rate risk, commodity price risk and foreign currency risk.

This note presents information about the Group’s exposure to each of the above risks, its objectives, policies and processes for measuring and managing risk, and the management of capital. Other than as disclosed, there have been no significant changes since the previous financial year to the exposure or management of these risks.

The Group manages its exposure to key financial risks in accordance with the Group’s financial risk management policy. Key risks are monitored and reviewed as circumstances change and policies are revised as required. The overall objective of the Group’s financial risk management policy is to support the delivery of the Group’s financial targets whilst protecting future financial security.

Given the nature and size of the business and uncertainty as to the timing and amount of cash inflows and outflows, the Group does not enter into derivative transactions to mitigate the financial risks. In addition, the Group’s policy is that no trading in financial instruments shall be undertaken for the purposes of making speculative gains. As the Group’s operations change, the Directors will review this policy periodically going forward.

The Board of Directors has overall responsibility for the establishment and oversight of the risk management framework. The Board reviews and agrees policies for managing the Group’s financial risks as summarised below.

(b)	Credit Risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations. This arises principally from cash and cash equivalents, security deposits and trade and other receivables.

There are no significant concentrations of credit risk within the Group. The carrying amount of the Group’s financial assets represents the maximum credit risk exposure, as represented below:

	2019	2018
	US$000	US$000
Cash and cash equivalents	12,038	22,623
Trade and other receivables	834	78
Other non-current financial assets	1,408	1,102
	14,280	23,793

With respect to credit risk arising from cash and cash equivalents, the Group’s exposure to credit risk arises from default of the counter party, with a maximum exposure equal to the carrying amount of these instruments. Where possible, the Group invests its cash and cash equivalents with banks that are rated the equivalent of investment grade and above. The Group’s exposure and the credit ratings of its counterparties are monitored and the aggregate value of transactions concluded is spread amongst approved counterparties.

With respect to credit risk arising from trade receivables, the Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The Group has two fixed-price coal sales contracts with LG&E and KU and OVEC-IKEC to sell 5,400,000 tons of coal from 2019 to 2022. Both LG&E and KU and OVEC-IKEC have a Moody’s investment grade credit rating. LG&E and KU are subsidiaries of the PPL Corporation (NYSE:PPL) (“PPL”) and OVEC-IKEC’s largest shareholder is American Electric Power (NYSE:AEP) (“AEP”). PPL and AEP are two of the largest electric energy companies in the United States.

At June 30, 2019, the credit risk related to the Group’s most significant customer (LG&E and KU) was approximately US$719,000 (2018: nil), being unbilled coal sales at June 30, 2019. Refer to Note 1(o) for revenue accounting policy, to Note 1(g)(iv) for the treatment of coal sales prior to achieving ‘commercial production’ and to Note 1(f) for the accounting policy on trade and other receivables.

It is the Group’s policy that, where possible, customers who wish to trade on credit terms are subject to credit verification procedures. Each new customer is analysed individually for creditworthiness, including review of external ratings, if they are available. The Group limits its exposure to credit risk from trade receivables by establishing a maximum payment period of 30 days for its customers. In addition, receivable balances are monitored on an ongoing basis. At June 30, 2019, none (2018: nil) of the Group’s receivables are past due, and no customer’s balances have been written off or are credit-impaired at the reporting date.

(c)	Liquidity Risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Board’s approach to managing liquidity is to ensure, as far as possible, that the Group will always have sufficient liquidity to meet its liabilities when due.

At reporting date, the Group had sufficient liquid assets to meet its financial obligations. The contractual maturities of financial liabilities, including estimated interest payments, are provided below. There are no netting arrangements in respect of financial liabilities.

	≤12 Months US$000	1-5 Years US$000	≥5 Years US$000	Total US$000
2019
Financial Liabilities
Trade and other payables	5,028	—	—	5,028
Borrowings	4,274	54,441	—	58,715
	9,302	54,441	—	63,743
2018
Financial Liabilities
Trade and other payables	9,892	—	—	9,892
	9,892	—	—	9,892

(d)	Interest Rate Risk

The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term debt obligations and cash and short-term deposits with a floating interest rate. These financial liabilities and assets with variable rates expose the Group to cash flow interest rate risk. All other financial assets and liabilities, in the form of receivables, payables, and fixed interest borrowings are either non-interest bearing or have a fixed interest rate.

At the reporting date, the interest rate profile of the Group’s interest-bearing financial instruments with variable rates was:

	2019	2018
	US$000	US$000
Financial assets
Cash and cash equivalents	12,038	22,623
Financial liabilities
Interest-bearing loans and borrowings (floating rate borrowings)	(35,904)	—
Net exposure	(23,866)	22,623

The Group’s cash and cash equivalents had a weighted average floating interest rate at year end of 1.7% (2018: 1.6%).

The Group’s floating rate loans and borrowings had a weighted average floating interest rate at year end of 13.0% (2018: nil).

The Group currently does not engage in any hedging or derivative transactions to manage interest rate risk.

Interest rate sensitivity

A sensitivity of 1% (100 basis points) has been selected as this is considered reasonable given the current level of both short term and long-term interest rates. A 1% (100 basis points) movement in interest rates at the reporting date would have increased/(decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The analysis is performed on the same basis for 2018.

	Profit or loss
	+ 100 basis points US$000	- 100 basis points US$000
2019
Financial assets
Cash and cash equivalents	119	(119)
Financial liabilities
Interest-bearing loans and borrowings (floating rate borrowings)	(400)	400
	(281)	281
2018
Financial assets
Cash and cash equivalents	187	(187)
	187	(187)

(e)	Commodity Price Risk

The Group’s major commodity price exposure is to the price of coal. The price of coal is affected by numerous factors beyond the control of the Group. During fiscal 2019, the Group commenced selling coal product from its Poplar Grove Mine. The Group has two fixed-price coal sales contracts with major regulated utilities having coal fired power plants on the Ohio River Market, being LG&E and KU and OVEC-IKEC, to sell 5,400,000 tons of coal from 2019 to 2022. We believe the “fixed price, fixed tons” nature of these agreements will reduce the volatility of our future revenues.  We currently do not enter into hedging or derivative transactions to manage commodity price risk.

(f)	Fair Value

At June 30, 2019 and 2018 the Group has no material financial assets and liabilities that are measured at fair value on a recurring basis.

All financial assets and financial liabilities of the Group at the reporting date are recorded at amounts approximating their carrying amount. No financial instruments are subsequently carried at fair value.

(g)	Capital Management

The Group defines its Capital as total equity of the Group, being US$67.3 million for the year ended June 30, 2019 (2018: US$77.1 million). The Group manages its capital to ensure that entities in the Group will be able to continue as a going concern while financing the development of its projects through primarily debt and equity-based funding. The Board’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business.

During the year, the Company achieved financial close for its Term Loan Facility (“TLF”) with Tribeca Global Resources Credit Pty Ltd (“Tribeca”) (as agent). The first US$40 million tranche of the TLF has been drawn, with drawdown of the second tranche of the TLF conditional upon satisfaction of certain ramp-up tests and other customary conditions precedent. The key terms of the three-year TLF are typical of a facility of this nature, including a floating interest rate comprising the US Prime Rate plus a margin of 7.50% pa, plus usual undertakings and events of default for a facility of this nature. The TLF is repayable by April 2022.

(h)	Foreign Currency Risk

Foreign currency risk is the risk that the fair value of future cash flows will fluctuate because of changes in foreign currency exchange rates.

It is the Group’s policy not to enter into any hedging or derivative transactions to manage foreign currency risk.

At June 30, 2019, the majority of the Group’s cash reserves were denominated in US$, being US$12.0 million.

At the reporting date, the Group’s exposure to financial instruments denominated in foreign currencies arose from the Australian parent entities operations, as follows:

Exposure to A$ Financial assets	2019 A$ exposure US$000	2018 A$ exposure US$000
Cash and cash equivalents	—	2,072
Trade and other receivables	110	42
Financial liabilities
Trade and other payables	(395)	(479)
Net exposure	(285)	1,635

Foreign exchange rate sensitivity

At the reporting date, had the A$ appreciated or depreciated against the US$, as illustrated in the table below, profit and loss and equity would have been affected by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss
	10% Increase US$000	10% Decrease US$000
2019
Group	(29)	29
2018
Group	163	(163)